Business Combination	3 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 3 — BUSINESS COMBINATION

On August 12, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) by and among CENAQ Energy Corp., Verde Clean Fuels OpCo, LLC, a Delaware limited liability company and a wholly owned subsidiary of CENAQ, Bluescape Clean Fuels Holdings, LLC, a Delaware limited liability company, Bluescape Clean Fuels Intermediate Holdings, LLC, a Delaware limited liability company, and CENAQ Sponsor LLC. The Company consummated the Business Combination on February 15, 2023 (the “Closing Date”).

Pursuant to the Business Combination Agreement, (i) (A) CENAQ contributed to OpCo (1) all of its assets (excluding its interests in OpCo and the aggregate amount of cash required to satisfy any exercise by CENAQ stockholders of their redemption rights (the “Redemption Rights”) and (2) the shares of Class C common stock (the “Holdings Class C Shares”) and (B) in exchange therefor, OpCo issued to CENAQ a number of Class A OpCo Units equal to the number of total shares of Class A common stock issued and outstanding immediately after the Closing (taking into account the PIPE Financing and following the exercise of Redemption Rights) (such transactions, the “SPAC Contribution”) and (ii) immediately following the SPAC Contribution, (A) Holdings contributed to OpCo 100% of the issued and outstanding limited liability company interests of Intermediate and (B) in exchange therefor, OpCo transferred to Holdings the Holdings OpCo Units and the Holdings Class C Shares. Holdings holds 22,500,000 OpCo Units and an equal number of shares of Class C common stock.

Pursuant to ASC 805 — Business Combinations (“ASC 805”), the Business Combination is accounted for as a common control reverse recapitalization where Intermediate is deemed the accounting acquirer and the Company is treated as the accounting acquiree, with no goodwill or other intangible assets recorded, in accordance with GAAP. The Business Combination is not treated as a change in control of Intermediate. This determination reflects Holdings holding a majority of the voting power of Verde Clean Fuels, Intermediate’s Pre-Business Combination operations being the majority post-Business Combination operations of Verde Clean Fuels, and Intermediate’s management team retaining similar roles at Verde Clean Fuels. Further, Holdings continues to have control of the Board of Directors through its majority voting rights. Under ASC 805, the assets, liabilities, and noncontrolling interests of Intermediate are recognized at their carrying amounts on the date of the Business Combination.

The Business Combination includes:

•        Holdings contributing 100% of the issued and outstanding limited liability company interests of Intermediate to OpCo in exchange for 22,500,000 Class C OpCo Units and an equal number of shares of Class C common stock;

•        The issuance and sale of 3,200,000 shares of Class A common stock for a purchase price of $10.00 per share, for an aggregate purchase price of $32,000,000 in the PIPE Financing pursuant to the Subscription Agreements;

•        Delivery of $19,031,516 of proceeds from CENAQ’s Trust Account related to non-redeeming Holders of 1,846,120 of Class A common stock; and

•        Repayment of $3,750,000 of capital contributions made by Holdings since December 2021 and payment of $10,043,793 of transaction expenses including deferred underwriting fees of $1,700,000;

The following summarizes the Verde Clean Fuels Common Stock outstanding as of February 15, 2023. The percentage of beneficial ownership is based on 31,858,620 shares of Company’s Class A common stock and Class C common stock issued and outstanding as of February 15, 2023.

	Shares	% of Common Stock
CENAQ Public Stockholders(a)	1,846,120	5.79%
Holdings(b)	23,300,000	73.14%
New PIPE Investors (excluding Holdings)(c)	2,400,000	7.53%
Sponsor and Anchor Investors(d)	1,078,125	3.39%
Sponsor Earn Out shares(e)	3,234,375	10.15%
Total Shares of Common Stock at Closing	31,858,620	100.00%
Earn Out Equity shares(f)	3,500,000
Total diluted shares at Closing (including shares above)(g)	35,358,620

(a)      CENAQ Public Stockholders holding 15,403,880 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. Excludes 189,750 Underwriters Forfeited Shares owned by Imperial Capital, LLC and I-Bankers Securities, Inc. that were forfeited as of Closing pursuant to the Underwriters Letter.

(b)      Includes (i) 22,500,000 shares of Class C common stock issued to Holdings at Closing, representing 100% of the shares of Class C common stock outstanding as of February 15, 2023, and (ii) 800,000 shares of Class A common stock acquired by Holdings in the PIPE Financing.

(c)      Excludes 800,000 shares of Class A common stock acquired by Holdings in the PIPE Financing.

(d)      Includes 253,125 and 825,000 shares of Class A common stock issued to the Sponsor and Anchor Investors, respectively, upon conversion of a portion of their current Class B common stock at Closing.

(e)      Includes 3,234,375 shares of Class A common stock issued to the Sponsor that are subject to forfeiture pursuant to the Sponsor Letter. These shares will no longer be subject to forfeiture upon the occurrence of the Triggering Events. Excludes 2,475,000 shares of Class A common stock issuable upon the exercise of the Private Placement Warrants held by Sponsor.

(f)      Includes 3,500,000 shares of Class C common stock issuable to Holdings upon the occurrence of the Triggering Events.

(g)      Excludes 12,937,479 and 2,475,000 shares of Class A common stock issuable upon the exercise of the Public Warrants and Private Placement Warrants, respectively.

Total proceeds raised from the business combination were $37,329,178 consisting of $32,000,000 in PIPE Financing proceeds, $19,031,516 from the CENAQ trust, and $91,454 from the CENAQ operating account offset by $10,043,793 in transaction expenses which were recorded as a reduction to additional paid in capital, and offset by a $3,750,000 capital repayment to Holdings.